Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt
Summary of types of borrowings both current and non-current

	2024			2025
	Falling due within 1 year GBPm	Falling due in more than 1 year GBPm	Total GBPm	Falling due within 1 year GBPm	Falling due in more than 1 year GBPm	Total GBPm
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	762	-	762	887	-	887
Term debt	-	3,551	3,551	654	4,110	4,764
Lease liabilities	38	65	103	30	67	97
Term debt in fair value hedging relationships	492	1,516	2,008	-	1,519	1,519
Term debt previously in fair value hedging relationships	120	-	120	-	-	-
Total	1,412	5,132	6,544	1,571	5,696	7,267

Summary of repayment years for borrowings

	2024				2025
	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm
Within 1 year	762	612	38	1,412	887	654	30	1,571
Within 1 to 2 years	-	619	13	632	-	436	13	449
Within 2 to 3 years	-	412	12	424	-	696	13	709
Within 3 to 4 years	-	658	12	670	-	702	12	714
Within 4 to 5 years	-	753	9	762	-	1,056	9	1,065
After 5 years	-	2,625	19	2,644	-	2,739	20	2,759
After 1 year	-	5,067	65	5,132	-	5,629	67	5,696
Total	762	5,679	103	6,544	887	6,283	97	7,267

Analysis of borrowings by currency

	2024				2025
	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm
US dollar	446	2,246	21	2,713	828	2,667	12	3,507
Pound sterling	8	-	30	38	12	-	38	50
Euro	295	3,433	29	3,757	42	3,616	22	3,680
Other currencies	13	-	23	36	5	-	25	30
Total	762	5,679	103	6,544	887	6,283	97	7,267